Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 25, 2011
Accounts receivable, allowance for doubtful accounts (in Dollars) (in Dollars) (in Dollars) (in Dollars) (in Dollars) (in Dollars) (in Dollars)	$ 1,742	$ 2,023
Preferred stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 5	$ 5
Preferred stock, shares authorized (in Shares) (in Shares)	5,000,000	5,000,000
Preferred stock, shares outstanding (in Shares) (in Shares)	0	0
Common Class A [Member]
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	27,215,117	22,548,741
Common stock, par value (in Dollars per share)	$ 5	$ 5
Common Class B [Member]
Common stock, shares authorized	600,000	600,000
Common stock, shares issued	548,564	548,564
Common stock, par value (in Dollars per share)	$ 5	$ 5